INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Taxes
SCHEDULE OF LOSS BEFORE INCOME TAXES

The loss before income taxes of the Company for the three months ended March 31, 2025 and 2024 were comprised of the following:

	For the three months ended March 31
	2025	2024
Tax jurisdictions from:
- Local	$(112,735)	$(15,868)
- Foreign, representing:
Hong Kong	(4,121)	(3,893)
British Virginia Island (non-taxable jurisdiction)	(1,050)	(400)
Labuan, Malaysia (non-taxable jurisdiction)	576	(10,397)
Malaysia	(372,133)	(250,958)
Loss before income taxes	$(489,463)	$(281,516)

The loss before income taxes of the Company for the years ended December 31, 2024 and 2023 were comprised of the following:

	For the years ended December 31
	2024	2023
Tax jurisdictions from:
- Local	$(208,993)	$(222,011)
- Foreign, representing:
Hong Kong	(49,665)	(45,768)
British Virgin Islands	(2,550)	(2,550)
Labuan, Malaysia	(81,873)	(30,131)
Malaysia	300,104	415,749
Income before income taxes	$(42,977)	$115,289

SCHEDULE OF PROVISION FOR INCOME TAXES

Provision for income taxes consisted of the following:

	For the three months ended March 31
	2025	2024
Current:
- Local	$-	$-
- Foreign	$-	$-

Deferred tax assets:
- Local	$-	$-
- Foreign	$326	$42

Deferred tax liabilities:
- Local	$-	$-
- Foreign	$5,029	$11,671

Income tax payable:
- Local	$-	$-
- Foreign	$3,357	$3,358

Income tax assets:
- Local	$-	$-
- Foreign	$295,036	$244,439

Provision for income taxes consisted of the following:

	For the years ended December 31
	2024	2023
Current:
- Local	$-	$-
- Foreign	$(118,991)	$(96,712)

Deferred tax assets:
- Local	$-	$-
- Foreign	$324	$43

Deferred tax liabilities:
- Local	$-	$-
- Foreign	$4,991	$12,013

Income tax payable:
- Local	$-	$-
- Foreign	$60,483	$3,358

Income tax assets:
- Local	$-	$-
- Foreign	$280,354	$219,698